Document and Entity Information	Apr. 03, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000907654
Document Type	8-K
Document Period End Date	Apr. 03, 2024
Entity Registrant Name	ARCA biopharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	000-22873
Entity Tax Identification Number	36-3855489
Entity Address, Address Line One	10170 Church Ranch Way
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Westminster
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(720)
Local Phone Number	940-2200
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ABIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false